Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Preliminary Components of Cash Paid to Acquire Company

The following table summarizes the preliminary components of cash paid to acquire the Company (in thousands):

Revolving line of credit	$10,000
Issuance of bonds, net of issuance costs	1,246,646
Contributed equity	713,821
Less: Transaction costs	(31,540)
Less: Net worth adjustment	(3,289)

Total consideration transferred	$1,935,638

The following table summarizes the preliminary purchase price consideration (in thousands):

Revolving line of credit	$10,000
Issuance of bonds, net of issuance costs	1,246,646
Contributed equity	713,821
Less: Transaction costs	(31,540)
Less: Net worth adjustment	(5,368)

Total purchase consideration	$1,933,559

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Current assets acquired	$73,239
Property, plant and equipment	29,293
Other assets	30,535
Intangible assets	1,062,300
Goodwill	876,371
Current liabilities assumed	(100,258)
Deferred income tax liability	(32,144)
Other liabilities	(5,777)

Total purchase price allocation	$1,933,559

Blackstone Group [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Current assets acquired	$73,239
Property, plant and equipment	29,293
Other assets	30,535
Intangible assets (See Note 8)	1,062,300
Goodwill	878,450
Current liabilities assumed	(100,258)
Deferred income tax liability	(32,144)
Other liabilities	(5,777)

Total fair value of the assets acquired and liabilities assumed	$1,935,638

Smartrove [Member]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Net assets acquired from Smartrove	$3
Deferred income tax liability	(1,533)
Intangible assets (See Note 8)	4,040
Goodwill	1,765

Total fair value of the assets acquired and liabilities assumed	$4,275